AB Growth Fund

Portfolio of Investments

April 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Information Technology – 33.6%
Communications Equipment – 2.2%
Arista Networks, Inc.(a)	117,050	$30,030,348

IT Services – 0.5%
EPAM Systems, Inc.(a)	30,830	7,253,066

Semiconductors & Semiconductor Equipment – 12.0%
ASML Holding NV (REG)	9,410	8,209,943
Broadcom, Inc.	10,150	13,197,740
Entegris, Inc.	39,260	5,218,439
NVIDIA Corp.	118,991	102,810,604
QUALCOMM, Inc.	119,990	19,900,341
Texas Instruments, Inc.	95,790	16,899,272

		166,236,339

Software – 18.9%
Adobe, Inc.(a)	38,850	17,980,946
Cadence Design Systems, Inc.(a)	45,040	12,414,375
Crowdstrike Holdings, Inc. - Class A(a)	50,140	14,667,956
Fair Isaac Corp.(a)	14,010	15,877,953
Fortinet, Inc.(a)	131,330	8,297,429
HubSpot, Inc.(a)	24,030	14,535,026
Manhattan Associates, Inc.(a)	119,110	24,543,807
Microsoft Corp.	283,880	110,523,000
PTC, Inc.(a)	25,340	4,496,330
Roper Technologies, Inc.	23,330	11,932,362
ServiceNow, Inc.(a)	20,670	14,331,131
Synopsys, Inc.(a)	20,890	11,084,025

		260,684,340

		464,204,093

Health Care – 19.1%
Biotechnology – 4.0%
Genmab A/S (Sponsored ADR)(a)	538,720	14,917,157
Vertex Pharmaceuticals, Inc.(a)	100,770	39,583,463

		54,500,620

Health Care Equipment & Supplies – 6.0%
Align Technology, Inc.(a)	37,410	10,563,836
Edwards Lifesciences Corp.(a)	237,960	20,148,073
IDEXX Laboratories, Inc.(a)	32,524	16,026,526
Intuitive Surgical, Inc.(a)	97,809	36,249,972

		82,988,407

Health Care Providers & Services – 2.7%
ABIOMED, Inc. (CVR)(a) (b) (c)	51,340	52,367
UnitedHealth Group, Inc.	75,650	36,591,905

		36,644,272

Company	Shares	U.S. $ Value

Health Care Technology – 1.4%
Veeva Systems, Inc. - Class A(a)	99,650	$19,786,504

Life Sciences Tools & Services – 0.5%
Waters Corp.(a)	24,380	7,534,395

Pharmaceuticals – 4.5%
Eli Lilly & Co.	52,570	41,062,427
Zoetis, Inc.	134,540	21,424,150

		62,486,577

		263,940,775

Consumer Discretionary – 12.9%
Automobiles – 0.6%
Ferrari NV	21,210	8,816,997

Broadline Retail – 6.1%
Amazon.com, Inc.(a)	481,540	84,269,500

Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.(a)	5,730	18,104,508

Specialty Retail – 2.6%
Home Depot, Inc. (The)	63,230	21,132,730
Tractor Supply Co.(d)	52,420	14,314,854

		35,447,584

Textiles, Apparel & Luxury Goods – 2.3%
Lululemon Athletica, Inc.(a)	37,470	13,511,682
NIKE, Inc. - Class B	164,150	15,144,479
On Holding AG - Class A(a) (d)	91,310	2,899,093

		31,555,254

		178,193,843

Communication Services – 12.5%
Entertainment – 2.0%
Netflix, Inc.(a)	50,920	28,038,589

Interactive Media & Services – 10.5%
Alphabet, Inc. - Class C(a)	462,430	76,134,475
Meta Platforms, Inc. - Class A	151,860	65,325,616
Reddit, Inc. - Class A(a)	74,728	3,320,913

		144,781,004

		172,819,593

Industrials – 6.7%
Building Products – 1.9%
Otis Worldwide Corp.	164,340	14,987,808
Trex Co., Inc.(a)	130,240	11,532,752

		26,520,560

Commercial Services & Supplies – 1.9%
Copart, Inc.(a)	486,309	26,411,442

Company	Shares	U.S. $ Value

Electrical Equipment – 0.9%
AMETEK, Inc.	73,790	$12,888,161

Ground Transportation – 0.7%
Saia, Inc.(a) (d)	23,390	9,281,854

Professional Services – 1.3%
Verisk Analytics, Inc.	79,940	17,423,722

		92,525,739

Consumer Staples – 6.5%
Beverages – 4.2%
Celsius Holdings, Inc.(a)	232,040	16,537,491
Monster Beverage Corp.(a)	764,746	40,875,673

		57,413,164

Consumer Staples Distribution & Retail – 2.3%
Costco Wholesale Corp.	43,980	31,793,142

		89,206,306

Financials – 3.9%
Financial Services – 3.9%
Visa, Inc. - Class A	199,978	53,716,091

Materials – 1.1%
Chemicals – 1.1%
Sherwin-Williams Co. (The)	51,750	15,504,817

Energy – 1.1%
Energy Equipment & Services – 1.1%
TechnipFMC PLC	570,660	14,620,309

Total Common Stocks (cost $706,469,995)		1,344,731,566

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(e) (f) (g) (cost $43,430,732)	43,430,732	43,430,732

Total Investments – 100.6% (cost $749,900,727)(h)		1,388,162,298
Other assets less liabilities – (0.6)%		(8,139,670)

Net Assets – 100.0%		$1,380,022,628

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)

As of April 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $643,031,083 and gross unrealized depreciation of investments was $(4,769,512), resulting in net unrealized appreciation of $638,261,571.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Growth Fund

April 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$464,204,093	$—	$—	$464,204,093
Health Care	263,888,408	—	52,367	263,940,775
Consumer Discretionary	178,193,843	—	—	178,193,843
Communication Services	172,819,593	—	—	172,819,593
Industrials	92,525,739	—	—	92,525,739
Consumer Staples	89,206,306	—	—	89,206,306
Financials	53,716,091	—	—	53,716,091
Materials	15,504,817	—	—	15,504,817
Energy	14,620,309	—	—	14,620,309
Short-Term Investments	43,430,732	—	—	43,430,732

Total Investments in Securities	1,388,109,931	—	52,367	1,388,162,298
Other Financial Instruments(a)	—	—	—	—

Total	$1,388,109,931	$—	$52,367	$1,388,162,298

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2024 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$50,277	$155,227	$162,073	$43,431	$1,441